Aug. 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

Cash Account Trust – Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

Deutsche Tax-Exempt Cash Premier Shares

Effective immediately, all Web site references that include "deutscheliquidity.com" are replaced by "deutschefunds.com."